Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2024 CHF (SFr) Institution	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 172,445	SFr 122,339
Financial liabilities	20,183	16,263
Financial risks [Abstract]
Foreign exchange gains (losses)	(1,598)	(1,467)	SFr 393
Long-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	4,401	2,825
Trade and other payables
Financial assets and liabilities [Abstract]
Financial liabilities	2,658	1,679
Accrued expenses
Financial assets and liabilities [Abstract]
Financial liabilities	12,098	11,087
Short-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	1,026	672
Right-of-use assets
Financial assets and liabilities [Abstract]
Financial assets	5,437	3,508
Long-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	415	361
Other current receivables
Financial assets and liabilities [Abstract]
Financial assets	1,104	622
Accounts receivable
Financial assets and liabilities [Abstract]
Financial assets		14,800
Short-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	129,214	24,554
Cash and cash equivalents
Financial assets and liabilities [Abstract]
Financial assets	36,275	78,494
Foreign Currency Exchange Risk
Financial risks [Abstract]
Foreign exchange gains (losses)	SFr (1,600)	(1,500)	SFr 500
Percentage of reasonably possible strengthening or weakening of reporting currency against other relevant currencies	10.00%
Increase (decrease) in profit (loss) resulting from reasonably possible strengthening or weakening of reporting currency against other relevant currencies	SFr 5,000	SFr 2,600
Credit Risk
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	6
Liquidity Risk | Trade and other payables | Less than one year
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 2,700
Liquidity Risk | Accrued expenses | Less than one year
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 12,100
Interest Rate
Financial risks [Abstract]
Percentage of reasonably possible increase or decrease in interest rates	10.00%
Interest Rate | Maximum
Financial risks [Abstract]
Increase (decrease) in profit (loss) resulting from reasonably possible increase or decrease in interest rates	SFr 200